Risks and Uncertainties (Tables)	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

For the years ended September 30, 2024, 2023 and 2022, customers accounting for 10% or more of total revenues are as follows:

	2024		2023		2022
Customer		%		%		%
A			$5,748,637	11.4
B			5,554,474	11.1	$5,509,926	19.8
C					6,519,947	23.4
D					4,178,670	15.0
E	$15,458,421	43.4
F	6,738,937	18.9
For the years ended September 30, 2024, 2023 and 2022,customers accounted for 10% or more of accounts receivable as follows:
	2024		2023		2022
Customer		%		%		%
C	$2,041,922	19.5	-	-	-	-
G	1,985,869	18.9	-	-	-	-
H	1,979,011	18.9	-	-	-	-
E	1,844,322	17.6	-	-	-	-
I	1,185,300	11.3	-	-	-	-
	2024		2023		2022
Vendor		%		%		%
A	$11,330,745	42.0	$15,063,407	32.4
B			11,397,173	24.5	$8,025,220	33.9
C	4,223,162	15.6	6,682,636	14.4
D					5,519,851	23.3
E	3,722,438	13.8